Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2025
Interests In Other Entities [Abstract]
Schedule of movement in the group's investments in associates and joint ventures	(a) An analysis of the movement in the group’s investments in associates and joint ventures is as follows:

	Moët Hennessy $ million	Others $ million	Total $ million
Cost less provisions
At 30 June 2023	4,484	341	4,825
Exchange differences	(59)	(5)	(64)
Additions	—	134	134
Share of profit/(loss) after tax	441	(27)	414
Dividends	(261)	(8)	(269)
Share of movements in other comprehensive income and equity	3	—	3
Impairment charged during the year	—	(11)	(11)
At 30 June 2024	4,608	424	5,032
Exchange differences	470	19	489
Additions	—	109	109
Share of profit/(loss) after tax	219	(26)	193
Step acquisition	—	(30)	(30)
Dividends	(169)	(6)	(175)
Share of movements in other comprehensive income and equity	21	—	21
Impairment charged during the year	—	(308)	(308)
Transfer from other investments	—	3	3
At 30 June 2025	5,149	185	5,334
(i)Investment in associates includes loans given to and preference shares invested in associates of $37 million (2024 – $298 million)
Schedule of income statement of associates	Income statement information for the three years ended 30 June 2025 and balance sheet information as at 30 June 2025 and 30 June 2024 of
Moët Hennessy are as follows:

	2025 $ million	2024 $ million	2023 $ million
Sales	6,100	6,691	7,204
Profit for the year	644	1,299	1,339
Total comprehensive income	716	1,219	1,393

Schedule of balance sheet of associates

	2025 $ million	2024 $ million
Non-current assets	9,673	8,772
Current assets	13,496	12,025
Total assets	23,169	20,797
Non-current liabilities	(2,931)	(2,732)
Current liabilities	(4,881)	(4,285)
Total liabilities	(7,812)	(7,017)
Net assets	15,357	13,780
(i) Including acquisition fair value adjustments principally in respect of
Moët Hennessy’s brands and translated at $1 = €0.85 (2024 – $1 =
€0.93).